Average Annual Total Returns	12 Months Ended	35 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	1.53%		4.98%		4.96%
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.81%		3.95%		3.49%
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.07%		3.61%		3.44%
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	1.68%		5.08%	4.63%
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%		14.42%	14.65%	14.82%
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | FTSE NAREIT All Equity REITs Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.27%		4.85%	5.06%	5.77%
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Dow Jones U.S. Select Real Estate Securities Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.67%		6.65%	4.41%	4.81%
Cromwell Long Short Fund - Investor and Institutional Classes | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	17.19%		6.57%		6.40%
Cromwell Long Short Fund - Investor and Institutional Classes | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	17.51%		6.84%		6.67%
Cromwell Long Short Fund - Investor and Institutional Classes | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.65%		6.61%		6.54%
Cromwell Long Short Fund - Investor and Institutional Classes | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.46%		5.32%		5.36%
Cromwell Long Short Fund - Investor and Institutional Classes | S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
Cromwell Long Short Fund - Investor and Institutional Classes | Russell 1000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%		13.59%		14.59%
Cromwell Tran Focus Fund - Investor and Institutional Classes | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	7.33%		4.63%		9.72%
Cromwell Tran Focus Fund - Investor and Institutional Classes | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.25%		2.56%		6.25%
Cromwell Tran Focus Fund - Investor and Institutional Classes | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.62%		3.48%		7.00%
Cromwell Tran Focus Fund - Investor and Institutional Classes | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	7.48%		4.91%		9.99%
Cromwell Tran Focus Fund - Investor and Institutional Classes | S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	12.67%	(0.23%)
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.38%	(1.13%)
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.02%	(0.31%)
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	21.18%
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | S&P Global Infrastructure Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.58%	13.17%
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	6.18%		9.83%		8.81%
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.02%		7.91%		6.88%
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.23%		7.57%		6.71%
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Russell 3000 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.71%		11.18%		10.46%
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Russell Mid Cap Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.60%		8.67%		11.01%
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Greenspring Custom Blend Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.00%		8.55%		8.19%